Taxes (Details) - Schedule of income tax provision	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2021 HKD ($)
Current:
Total current	$ 879,171	$ 111,998	$ 1,877,357	$ 988,195
Deferred:
Total deferred	(17,326)	(2,207)	(165,727)	292,603
Total provision for income taxes	861,845	109,791	1,711,630	1,280,798
Hong Kong [Member]
Current:
Total current	879,171	111,998	1,877,357	988,195
Hong Kong One [Member]
Deferred:
Total deferred	$ (17,326)	$ (2,207)	$ (165,727)	$ 292,603